UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment			[x] Amendment Number:1
This Amendment (Check only one):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: 	Chilton Capital Management, L.P.
Address:	1300 Post Oak Boulevard, Suite 1220
		Houston, TX 77056

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	November 14, 2002

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	67
Form 13F Information Table Value Total:	$96,045,314.71

List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank


Name of Issuer Class   CUSIP   Value  Shares   DSCRETN AUTH
Affymetrix     COM       00826T108 518,396.85        24,959   Sole    Sole
Allos Therapeutics COM       19777101  1,044,859.20      123,360  Sole    Sole
Altera Corp COM       21441100  659,722.22        75,917   Sole    Sole
American Express Co N Y COM 25816109  392,868.00     12,600   NONE    Defined, 1
American International Group COM 26874107  3,350,466.50   61,252   Sole    Sole
Amgen    COM       31162100  1,338,010.56      32,087   Sole    Sole
Anadarko Pet Corp  COM  180,387.00        4,050    Sole    Sole
Analog Devices Inc   COM       32654105  1,170,659.46      59,424   Sole    Sole
AOL Time Warner Inc  COM       00184A105 949,323.53        81,139   Sole    Sole
Applied Materials Inc.COM      38222105  1,000,796.96      86,649   Sole    Sole
Bank of America Corp COM       60505104  34,164,389.60     535,492  Sole    Sole
Bank of America Corp COM   60505104  223,300.00     3,500    NONE    Defined, 1
Bank of New York Co Inc Com COM   64057102  320,451.00     11,150   Sole    Sole
Berkshire Hathaway COM      84670207  308,125.00        125      Sole    Sole
Chevrontexaco Corp COM       166764100 697,832.24        10,077   Sole    Sole
Cisco Systems Inc   COM       17275R102 1,276,180.35      121,773  Sole    Sole
CitiGroup         COM       172967101 2,108,197.63      71,103   Sole    Sole
CitiGroup      COM       172967101 177,900.00        6,000    NONE    Defined, 1
Coca-Cola Company  COM    191216100 191,840.00      4,000    NONE    Defined, 1
CV Therapeutics Inc  COM       126667104 654,020.94        31,293   Sole    Sole
Dell Computer Corp   COM       247025109 242,153.00        10,300   Sole    Sole
Diamond Offshore     COM       25271C102 427,396.54        21,423   Sole    Sole
Eli Lilly & Co    COM       532457108 1,923,544.29      34,759   Sole    Sole
Exxon Mobil Corp Com COM       30231G102 2,481,801.20      77,799   Sole    Sole
Exxon Mobil Corp Com  COM30231G102 223,300.00        7,000    NONE    Defined, 1
General Dynamics Corp  COM         226,910.70        2,790    Sole    Sole
General Electric Co COM       369604103 1,666,950.83      67,625   Sole    Sole
General Electric CoCOM       369604103 739,500.00        30,000   NONE
Defined, 1Goldman Sachs Group COM 38141G104 1,433,039.98   21,703   Sole    Sole
Honeywell Intl Inc COM       438516106 1,420,312.30      65,573   Sole    Sole
Intel Corp     COM       458140100 1,296,869.95      93,367   Sole    Sole
International Business Machine COM   459200101 648,420.95  11,105   Sole    Sole
Intersil Hldg Corp  COM       46069S109 333,404.47        25,726   Sole    Sole
John Hancock Financial Service COM  41014S106 1,074,898.03 38,665   Sole    Sole
Johnson & Johnson   COM       478160104 845,540.80        15,635   Sole    Sole
Liberty Media New Ser A COM   530718105 1,059,150.87      147,514  Sole    Sole
Marsh & Mc Lennan Co Inc COM   571748102 442,425.00        10,625   Sole    Sole
Medtronic Inc       COM       585055106 2,981,037.97      70,775   Sole    Sole
Mellon Bank Corp     COM       585509102 270,968.50        10,450   Sole    Sole
Merck & Co Inc       COM       589331107 1,008,225.47      22,057   Sole    Sole
Merrill Lynch & Co   COM       590188108 1,917,545.32      58,196   Sole    Sole
Microsoft Corp    COM       594918104 1,564,393.61      35,766   Sole    Sole
Morgan Stanley Dean Witter & C COM 617446448 414,183.00   12,225   Sole    Sole
Nokia Corp  COM      654902204 183,512.50        13,850   Sole    Sole
Pepsico Inc N C Com  COM      713448108 564,411.25        15,275   Sole    Sole
Pfizer Inc  COM   717081103 2,309,709.62      79,590   Sole    Sole
Pfizer Inc  COM       717081103 478,830.00        16,500   NONE    Defined, 1
Pharmacia Corp   COM       71713U102 1,587,664.80      40,835   Sole    Sole
Procter & Gamble Co  COM       742718109 2,169,782.19      24,276   Sole    Sole
Procter & Gamble Co COM   742718109 178,760.00      2,000    NONE    Defined, 1
Protein Design       COM       74369L103 297,669.46        35,864   Sole    Sole
Raytheon     COM       755111507 1,378,967.56      47,064   Sole    Sole
Royal Dutch Pete Co  COM       780257804 291,232.50        7,250    Sole    Sole
Sealed Air Corp New  PFD       81211K209 442,926.00        20,133   Sole    Sole
Smith International  COM       832110100 1,138,437.28      38,841   Sole    Sole
Southern Company    COM       842587107 756,770.10        26,295   Sole    Sole
Southwest Airlines  COM 844741108 195,900.00        15,000   NONE    Defined, 1
Target Corp    COM       8.76E+110 1,564,090.53      52,984   Sole    Sole
Teco Energy Inc     COM       872375100 1,460,197.76      91,952   Sole    Sole
Texas Instruments Inc.COM      882508104 1,069,219.95      72,391   Sole    Sole
Transocean         COM       G90078109 792,824.73        38,117   Sole    Sole
Viacom Inc Non Vtg Cl B COM 925524308 2,297,008.04 56,646 Sole Sole Vornado Realty Trust COM 929042109 355,050.00 9,000 NONE Defined, 1
Wal Mart Stores Inc  COM       931142103 621,655.00        12,625   Sole    Sole
Wells Fargo   COM       949746101 192,640.00        4,000    NONE    Defined, 1
Wyeth             COM       983024100 348,355.62        10,955   Sole    Sole